CONCENTRATIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounts receivables	$ 0	$ 25,202
Percentages of revenue from online sale	32.00%	23.00%
One Customer [Member]
Trade Accounts Receivable		90.00%
Total Revenue	60.00%	15.00%